Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of provision for income taxes

The provision for income taxes consists of the following:

	Year Ended
	December 31,
	2020	2019	2018
Current:
Federal	$—	$—	$—
State	115	—	—
Total Current	115	—	—

Deferred:
Federal	—	—	—
State	—	—	—
Total Deferred	—	—	—
Provision for income taxes	$115	$—	$—

Schedule of reconciliation of the effective tax rate to the statutory U.S. federal rate

A reconciliation of the Company’s effective tax rate to the statutory U.S. federal rate of 21% is as follows:

	Year Ended December 31,
	2020	2019	2018
U.S. Federal provision (benefit)
At statutory rate	$(25,693)	$(5,956)	$(5,608)
State taxes	90	—	—
Valuation allowance	26,245	6,320	5,671
Stock based compensation	(7,257)	(182)	(141)
Permanent differences	6,730	(182)	78
Total	$115	$—	$—

Schedule of significant components of the deferred tax assets and liabilities for federal and state income taxes

	As of
	December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$47,864	$21,309
Stock-based compensation	2,492	1,646
Reserves and accruals	1,239	513
Other	291	2
Total deferred tax assets	$51,886	$23,470
Less: valuation allowance	(51,859)	(23,455)
Deferred tax assets, net of valuation allowance	$27	$15
Deferred tax liabilities:
Fixed assets	(27)	(15)
Total deferred tax liabilities	$(27)	$(15)
Net deferred tax assets	$—	$—